UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.4%
Honeywell International, Inc.,
5.000%, 2–15–19	$5,000	$5,682

Apparel Retail – 1.4%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,683
7.000%, 5–1–20	10,676	12,264
5.625%, 2–15–22	1,710	1,851

		17,798

Automobile Manufacturers – 1.0%
General Motors Co.,
3.500%, 10–2–18 (A)	5,500	5,624
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (A)	7,500	7,504

		13,128

Biotechnology – 1.2%
Amgen, Inc.:
6.150%, 6–1–18	2,911	3,380
5.700%, 2–1–19	2,000	2,314
2.200%, 5–22–19	10,000	9,986

		15,680

Brewers – 2.5%
Anheuser-Busch InBev Worldwide, Inc.,
5.375%, 1–15–20	12,000	13,852
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	17,551

		31,403

Broadcasting – 1.7%
CBS Corp.,
8.875%, 5–15–19	13,076	16,950
NBCUniversal Media LLC,
5.150%, 4–30–20	5,297	6,060

		23,010

Cable & Satellite – 3.5%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,411
Comcast Corp.,
5.150%, 3–1–20	7,000	8,020
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	9,650	10,767
3.800%, 3–15–22	6,500	6,709
Time Warner, Inc.,
4.750%, 3–29–21	12,250	13,577

		46,484

Coal & Consumable Fuels – 0.2%
Peabody Energy Corp.,
6.500%, 9–15–20	3,000	3,023

Commodity Chemicals – 0.1%
Axiall Corp.,
4.875%, 5–15–23	727	723
Eagle Spinco, Inc.,
4.625%, 2–15–21	727	722

		1,445

Construction Machinery & Heavy Trucks – 1.2%
Joy Global, Inc.,
6.000%, 11–15–16	14,350	15,894

Consumer Finance – 3.8%
Capital One Financial Corp.,
6.750%, 9–15–17	15,000	17,452
Ford Motor Credit Co. LLC,
4.250%, 9–20–22	16,000	17,058

Hyundai Capital America,
2.875%, 8–9–18 (A)	4,000	4,115
Western Union Co. (The),
3.650%, 8–22–18	10,000	10,468

		49,093

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	8,428	8,807
6.375%, 4–1–20 (A)	5,685	6,055
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,872

		27,734

Diversified Banks – 4.5%
Bank of America Corp.:
5.650%, 5–1–18	8,000	9,065
7.625%, 6–1–19	9,000	11,115
HSBC Holdings plc,
5.100%, 4–5–21	16,000	18,172
U.S. Bancorp,
4.125%, 5–24–21	10,000	10,868
Wachovia Corp.,
5.750%, 2–1–18	7,000	8,013

		57,233

Diversified Chemicals – 2.1%
Dow Chemical Co. (The):
8.550%, 5–15–19	11,207	14,403
4.250%, 11–15–20	2,000	2,174
E.I. du Pont de Nemours and Co.,
5.750%, 3–15–19	9,000	10,502

		27,079

Diversified Metals & Mining – 2.4%
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, 3–15–20	5,000	5,049
Glencore Funding LLC,
3.125%, 4–29–19 (A)	10,500	10,707
Rio Tinto Finance (USA) Ltd.,
3.750%, 9–20–21	13,500	14,211

		29,967

Drug Retail – 0.5%
Walgreen Co.,
3.100%, 9–15–22	7,000	6,874

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,405

Electric Utilities – 2.0%
Detroit Edison Co. (The),
3.900%, 6–1–21	13,500	14,566
PacifiCorp,
2.950%, 2–1–22	11,000	11,139

		25,705

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,844

Electronic Equipment & Instruments – 1.3%
Xerox Corp.,
6.350%, 5–15–18	14,100	16,382

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	11,138
5.625%, 12–15–20	5,480	5,960

		17,098

Environmental & Facilities Services – 2.5%
Republic Services, Inc.,
4.750%, 5–15–23	15,000	16,583
Waste Management, Inc.,
4.600%, 3–1–21	13,299	14,707

		31,290

Food Distributors – 0.3%
Wm. Wrigley Jr. Co.,
3.375%, 10–21–20 (A)	4,000	4,141

Forest Products – 1.2%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	14,000	16,157

General Merchandise Stores – 1.2%
Dollar General Corp.,
3.250%, 4–15–23	17,000	16,047

Health Care Services – 1.3%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,631
4.125%, 9–15–20	5,500	5,901

		16,532

Health Care Supplies – 0.4%
DENTSPLY International, Inc.,
4.125%, 8–15–21	5,500	5,704

Home Improvement Retail – 1.3%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	16,805

Homebuilding – 1.0%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	12,945	12,718

Hotels, Resorts & Cruise Lines – 0.5%
Marriott International, Inc.,
3.375%, 10–15–20	5,723	5,933

Household Appliances – 0.2%
Controladora Mabe S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,110

Household Products – 1.1%
Procter & Gamble Co. (The),
8.000%, 9–1–24	10,000	14,046

Industrial Conglomerates – 2.5%
General Electric Capital Corp.:
5.625%, 5–1–18	13,000	14,893
6.000%, 8–7–19	5,000	5,922
WESCO Distribution, Inc.,
5.375%, 12–15–21 (A)	10,352	10,585

		31,400

Integrated Oil & Gas – 0.7%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,455

Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
5.800%, 2–15–19	4,320	5,026
Verizon Communications, Inc.,
2.550%, 6–17–19	4,000	4,057

		9,083

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The):
5.375%, 3–15–20	13,000	14,724
6.000%, 6–15–20	1,500	1,748

		16,472

IT Consulting & Other Services – 0.4%
International Business Machines Corp.,
7.625%, 10–15–18	4,000	4,945

Life & Health Insurance – 1.2%
MetLife, Inc.,
6.817%, 8–15–18	13,000	15,537

Multi-Utilities – 2.6%
Dominion Resources, Inc., Series B,
2.750%, 9–15–22	6,675	6,515

Dominion Resources, Inc., Series F,
5.250%, 8–1–33	7,500	8,430
Duke Energy Carolinas LLC,
4.300%, 6–15–20	3,250	3,583
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,482
NorthWestern Corp.,
6.340%, 4–1–19	7,000	8,209

		34,219

Oil & Gas Equipment & Services – 2.6%
Baker Hughes, Inc.,
3.200%, 8–15–21	3,000	3,091
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	5,000	5,931
4.050%, 2–15–22	7,000	7,436
Halliburton Co.:
6.150%, 9–15–19	7,000	8,350
6.750%, 2–1–27	4,950	6,221
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.300%, 9–14–21 (A)	2,500	2,592

		33,621

Oil & Gas Exploration & Production – 1.4%
EQT Corp.,
8.125%, 6–1–19	8,081	10,110
Plains Exploration & Production Co.,
6.125%, 6–15–19	7,000	7,735

		17,845

Oil & Gas Storage & Transportation – 0.9%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	1,789	2,027
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	7,556
Williams Co., Inc. (The),
4.550%, 6–24–24	1,880	1,898

		11,481

Other Diversified Financial Services – 2.0%
Citigroup, Inc.,
2.550%, 4–8–19	7,000	7,057
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	19,460

		26,517

Pharmaceuticals – 0.2%
Novartis Capital Corp.,
4.400%, 4–24–20	2,000	2,222

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.,
3.750%, 8–15–21	10,000	10,703

Railroads – 1.9%
Burlington Northern Santa Fe LLC:
3.450%, 9–15–21	4,000	4,155
3.050%, 3–15–22	9,000	9,040
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	12,350	11,828

		25,023

Soft Drinks – 0.2%
Bottling Group LLC,
5.125%, 1–15–19	2,800	3,177

Specialty Chemicals – 1.0%
Lubrizol Corp. (The),
8.875%, 2–1–19	10,285	13,207

Systems Software – 1.6%
CA, Inc.,
5.375%, 12–1–19	13,000	14,613
Oracle Corp.,
5.000%, 7–8–19	5,600	6,385

		20,998

Trucking – 0.2%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	3,000	3,071

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,478

Wireless Telecommunication Service – 2.5%
America Movil S.A.B. de C.V.,
5.000%, 3–30–20	12,000	13,304
American Tower Corp.,
5.900%, 11–1–21	14,000	16,141
Crown Castle International Corp.,
5.250%, 1–15–23	2,844	2,965

		32,410

TOTAL CORPORATE DEBT SECURITIES – 69.7%		$903,308
(Cost: $843,999)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.4%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.643%, 3–25–35 (B)	4,464	429
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	4,950	4,952
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.457%, 2–25–34 (B)	1,844	216
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.377%, 3–25–34 (B)	2,495	181

		5,778

TOTAL MORTGAGE-BACKED SECURITIES – 0.4%		$5,778
(Cost: $13,618)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,577

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,032	5,682

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$10,259
(Cost: $8,057)

OTHER GOVERNMENT SECURITIES
Canada – 1.0%
Province de Quebec,
7.140%, 2–27–26 (B)	9,365	12,408

Israel – 1.2%
State of Israel,
4.000%, 6–30–22	15,000	15,951

TOTAL OTHER GOVERNMENT SECURITIES – 2.2%		$28,359
(Cost: $24,467)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.9%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,526
Federal Home Loan Bank:
2.000%, 2–14–28 (B)	30,000	27,874

		36,400

Mortgage-Backed Obligations – 12.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–19	2,298	2,451
5.000%, 5–15–23	2,142	2,335
4.500%, 6–15–27	1,021	1,046
4.500%, 5–15–32	2,688	2,763
4.000%, 10–15–35	4,646	4,921
3.000%, 10–15–36	15,200	15,312
4.000%, 11–15–36	2,685	2,823
4.500%, 8–15–39	4,531	4,725
2.500%, 12–15–41	13,507	13,425
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	12,635	14,028
5.000%, 6–1–23	2,656	2,896
4.000%, 7–1–25	3,583	3,838
5.500%, 10–1–35	788	884
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	2,456	2,598
3.500%, 8–25–33	872	911
5.500%, 11–25–36 (C)	4,587	900
2.000%, 4–25–39	13,671	13,311
4.000%, 5–25–39	3,189	3,334
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.432%, 2–1–16	4,508	4,773
5.508%, 4–1–17	7,188	7,760
3.850%, 3–1–18	4,858	5,224
4.950%, 4–1–19	1,891	2,126
4.500%, 9–1–19	1,768	1,876
5.500%, 10–1–21	3,611	3,918
5.500%, 11–1–22	1,323	1,434
5.000%, 9–1–23	3,049	3,325
5.000%, 4–1–24	1,094	1,215
3.000%, 9–1–28	11,418	11,749
4.000%, 12–1–31	9,526	10,243
5.500%, 2–1–35	2,314	2,631
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	7,564	7,424
2.000%, 3–16–42	12,675	12,434

		168,633

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.8%		$205,033
(Cost: $208,640)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.7%
U.S. Treasury Bonds,
8.000%, 11–15–21	8,900	12,460
U.S. Treasury Notes:
3.625%, 2–15–21 (D)	20,000	22,006
3.125%, 5–15–21	22,000	23,480
1.750%, 5–15–22	15,000	14,433
1.625%, 11–15–22	15,000	14,169

		86,548

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.7%		$86,548
(Cost: $83,817)

SHORT-TERM SECURITIES
Commercial Paper – 3.6%
Army & Air Force Exchange Service,
0.100%, 7–17–14 (E)	3,000	3,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 7–14–14 (E)	5,000	5,000
Diageo Capital plc (GTD by Diageo plc),
0.250%, 7–2–14 (E)	2,000	2,000
Exxon Mobil Corp.:
0.050%, 7–1–14 (E)	8,832	8,832
0.060%, 7–10–14 (E)	5,000	5,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.180%, 7–21–14 (E)	5,000	4,999

NBCUniversal Enterprise, Inc.,
0.230%, 7–2–14 (E)	14,000	14,000
PepsiCo, Inc.,
0.090%, 7–24–14 (E)	4,000	4,000

		46,831

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (F)	2,245	2,245

Municipal Obligations – Taxable – 0.0%
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (F)	300	300

TOTAL SHORT-TERM SECURITIES – 3.8%		$49,376
(Cost: $49,376)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,288,661
(Cost: $1,231,974)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		7,260

NET ASSETS – 100.0%		$1,295,921

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $104,701 or 8.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at June 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	9-30-14	859	$(107,522)	$(49)
U.S. 2-Year Treasury Note	Short	10-3-14	119	(26,132)	15
U.S. 5-Year Treasury Note	Short	10-3-14	583	(69,646)	83
				$(203,300)	$49

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$903,308	$—
Mortgage-Backed Securities	—	5,778	—
Municipal Bonds	—	10,259	—
Other Government Securities	—	28,359	—
United States Government Agency Obligations	—	205,033	—
United States Government Obligations	—	86,548	—
Short-Term Securities	—	49,376	—
Total	$—	$1,288,661	$—
Futures Contracts	$98	$—	$—
Liabilities
Futures Contracts	$49	$—	$—

During the period ended June 30, 2014, securities totaling $5,884 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity for these securities. There were no transfers between Levels 1 and 2 during the period ended.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,231,974

Gross unrealized appreciation	75,184
Gross unrealized depreciation	(18,497)

Net unrealized appreciation	$56,687

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile: 0.220%, 9–3–14	$4,000	$4,000
0.190%, 9–24–14	3,300	3,300
0.190%, 9–29–14	3,000	3,000
Bank of America N.A.: 0.210%, 7–15–14	11,600	11,600
0.170%, 8–20–14	30,000	30,000
0.200%, 9–24–14	17,000	17,000
Citibank N.A.: 0.170%, 9–4–14	44,000	44,000
0.170%, 10–1–14	14,000	14,000
JPMorgan Chase Bank N.A., 0.350%, 2–3–15	10,000	10,000
Toyota Motor Credit Corp., 0.200%, 7–25–14 (A)	35,000	35,000

Total Certificate Of Deposit –13.2%		171,900
Commercial Paper
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.110%, 9–2–14 (B)	3,000	2,999
Army & Air Force Exchange Service, 0.110%, 8–18–14 (B)	7,000	6,999
Bank of Nova Scotia (The), 0.160%, 8–5–14 (B)	7,500	7,499
BMW U.S. Capital LLC (GTD by BMW AG), 0.110%, 8–12–14 (B)	5,000	4,999
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.170%, 7–15–14 (B)	32,000	31,998
Corporacion Andina de Fomento: 0.170%, 7–1–14 (B)	15,000	15,000
0.130%, 8–18–14 (B)	2,500	2,499
0.140%, 8–25–14 (B)	8,000	7,999
0.150%, 9–10–14 (B)	6,500	6,498
Danaher Corp., 0.090%, 7–9–14 (B)	10,000	10,000
Essilor International S.A.: 0.130%, 8–18–14 (B)	12,500	12,498
0.130%, 9–15–14 (B)	11,000	10,997
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc): 0.170%, 9–3–14 (B)	29,500	29,494
0.200%, 10–2–14 (B)	10,000	9,996
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.): 0.190%, 7–22–14 (B)	7,050	7,049
0.180%, 7–28–14 (B)	16,000	15,998
0.190%, 7–28–14 (B)	11,600	11,598
0.190%, 9–25–14 (B)	8,698	8,694
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.090%, 7–16–14 (B)	3,000	3,000
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia): 0.170%, 7–15–14 (B)	6,000	6,000
0.190%, 7–31–14 (B)	11,131	11,129
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 0.190%, 7–31–14 (B)	35,951	35,945
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.170%, 7–1–14 (B)	12,000	12,000

St. Jude Medical, Inc.: 0.180%, 7–25–14 (B)	7,500	7,499
0.250%, 8–25–14 (B)	8,000	7,997
0.210%, 8–28–14 (B)	14,000	13,995
0.230%, 9–4–14 (B)	4,500	4,498
0.250%, 12–17–14 (B)	30,800	30,764
Unilever N.V. (GTD by Unilever plc), 0.180%, 9–8–14 (B)	6,000	5,999
USAA Capital Corp., 1.050%, 9–30–14 (B)	2,250	2,254
Wisconsin Electric Power Co., 0.180%, 7–8–14 (B)	4,295	4,295
Wisconsin Gas LLC, 0.110%, 7–10–14 (B)	9,750	9,750

Total Commercial Paper – 27.6%		357,939
Notes
American Honda Finance Corp.: 0.230%, 9–10–14 (A)	1,700	1,700
0.230%, 9–12–14 (A)	36,750	36,750
1.850%, 9–19–14	16,100	16,151
3.500%, 3–16–15	1,000	1,023
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.246%, 7–17–14 (A)	6,500	6,500
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB): 0.590%, 7–14–14 (A)	17,000	17,003
1.500%, 7–14–14	13,000	13,006
Banco del Estado de Chile: 0.340%, 7–1–14 (A)	20,500	20,500
0.360%, 7–24–14 (A)	14,800	14,800
0.370%, 9–21–14 (A)	19,300	19,300
Bank of Nova Scotia (The): 0.250%, 7–1–14 (A)	8,000	8,000
0.220%, 7–23–14 (A)	13,000	13,000
0.220%, 7–23–14 (A)	9,200	9,200
3.400%, 1–22–15	12,000	12,206
Baxter International, Inc., 0.400%, 9–11–14 (A)	11,862	11,870
BHP Billiton Finance (USA) Ltd., 1.000%, 2–24–15	6,500	6,529
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.), 1.125%, 11–21–14	4,115	4,129
Caterpillar Financial Services Corp., 1.125%, 12–15–14	4,152	4,167
Caterpillar, Inc., 0.950%, 6–26–15	4,100	4,125
EPC – Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.150%, 7–7–14 (A)	7,715	7,715
General Electric Capital Corp., 0.620%, 7–1–14 (A)	2,000	2,006
John Deere Capital Corp., 0.330%, 7–8–14 (A)	1,000	1,000
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.), 0.050%, 7–7–14 (A)	1,900	1,900
JPMorgan Chase & Co.: 0.310%, 7–21–14 (A)	9,100	9,100
0.350%, 9–8–14 (A)	21,700	21,700
PACCAR Financial Corp., 1.550%, 9–29–14	6,000	6,020
Rabobank Nederland: 0.250%, 7–13–14 (A)	15,500	15,500
0.300%, 8–12–14 (A)	9,000	9,000
Target Corp., 0.400%, 7–18–14 (A)	15,700	15,702

Toyota Motor Credit Corp., 0.400%, 7–23–14 (A)	2,000	2,002
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.150%, 7–7–14 (A)	9,798	9,798
Wells Fargo & Co.: 3.750%, 10–1–14	12,000	12,099
1.250%, 2–13–15	7,000	7,038
Wells Fargo Bank N.A.: 0.320%, 7–21–14 (A)	10,000	10,000
0.280%, 9–10–14 (A)	10,000	10,000
0.320%, 9–15–14 (A)	10,200	10,200

Total Notes – 28.6%		370,739

TOTAL CORPORATE OBLIGATIONS – 69.4%		$900,578
(Cost: $900,578)

MUNICIPAL OBLIGATIONS
California – 2.9%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.), 0.060%, 7–7–14 (A)	8,430	8,430
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.010%, 7–1–14 (A)	2,500	2,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government), 0.070%, 7–7–14 (A)	7,585	7,585
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.070%, 7–7–14 (A)	12,500	12,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.050%, 7–7–14 (A)	7,000	7,000

		38,015

Colorado – 2.0%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank N.A.), 0.080%, 7–7–14 (A)	2,805	2,805
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.080%, 7–7–14 (A)	10,660	10,660
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.080%, 7–7–14 (A)	7,210	7,210
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.): 0.090%, 7–7–14 (A)	4,000	4,000
0.100%, 7–7–14 (A)	800	800

		25,475

Florida – 0.1%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.), 0.050%, 7–1–14 (A)	2,000	2,000

Georgia – 4.9%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.050%, 7–1–14 (A)	19,117	19,117
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), 0.110%, 7–15–14	10,000	10,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 7–28–14	34,000	34,000

		63,117

Illinois – 1.0%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.060%, 7–7–14 (A)	7,305	7,305
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.), 0.070%, 7–7–14 (A)	5,245	5,245

		12,550

Louisiana – 2.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.040%, 7–1–14 (A)	12,448	12,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.050%, 7–7–14 (A)	16,150	16,150
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.060%, 7–7–14 (A)	1,900	1,900
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.), 0.040%, 7–1–14 (A)	4,900	4,900

		35,398

Maryland – 0.8%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.120%, 7–7–14 (A)	10,145	10,145

Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.), 0.040%, 7–7–14 (A)	4,500	4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.040%, 7–1–14 (A)	2,500	2,500

Mississippi – 4.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.020%, 7–1–14 (A)	6,600	6,600

MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.020%, 7–1–14 (A)	32,080	32,080
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.), 0.030%, 7–1–14 (A)	11,830	11,830
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.030%, 7–1–14 (A)	7,400	7,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.030%, 7–1–14 (A)	4,000	4,000

		61,910

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.120%, 7–7–14 (A)	5,910	5,910

Montana – 0.3%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank N.A.), 0.090%, 7–7–14 (A)	4,380	4,380

New York – 2.4%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.), 0.080%, 7–7–14 (A)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A, 0.060%, 7–7–14 (A)	3,000	3,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A, 0.060%, 7–7–14 (A)	4,000	4,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.080%, 7–7–14 (A)	7,391	7,391
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.), 0.080%, 7–7–14 (A)	3,100	3,100

		31,491

Ohio – 0.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006, 0.050%, 7–7–14 (A)	3,000	3,000
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp. of Columbus), Ser 1996A (GTD by U.S. Bank N.A.), 0.060%, 7–7–14 (A)	5,470	5,470

		8,470

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.050%, 7–7–14 (A)	3,595	3,595

Texas – 3.8%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–14 (A)	16,195	16,195
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.040%, 7–1–14 (A)	11,525	11,525
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.040%, 7–1–14 (A)	21,800	21,800

		49,520

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.030%, 7–1–14 (A)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 27.8%		$361,345
(Cost: $361,345)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corp. (GTD by U.S. Government): 0.110%, 7–2–14 (A)	10,000	10,000
0.110%, 7–2–14 (A)	7,358	7,358
0.110%, 7–2–14 (A)	3,500	3,500
0.110%, 7–4–14 (A)	17,052	17,052
0.110%, 7–7–14 (A)	1,907	1,907
0.120%, 7–7–14 (A)	2,500	2,500
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government), 0.480%, 7–15–14 (A)	5,082	5,082

Total United States Government Agency Obligations – 3.7%		47,399

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.7%		$47,399
(Cost: $47,399)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,309,322
(Cost: $1,309,322)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(10,948)

NET ASSETS – 100.0%		$1,298,374

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at June 30, 2014.

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$900,578	$—
Municipal Obligations	—	361,345	—
United States Government Agency Obligations	—	47,399	—
Total	$—	$1,309,322	$—

There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,309,322

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 1.1%
Banco Latinoamericano de Comercio Exterior S.A.	335	$9,947

Diversified Chemicals – 0.9%
Dow Chemical Co. (The)	150	7,722

Electric Utilities – 2.4%
Alupar Investimento S.A. (A)	608	4,477
PPL Corp.	314	11,145
Transmissora Alianca de Energia Eletrica S.A. (A)	541	4,850

		20,472

Integrated Oil & Gas – 1.3%
Royal Dutch Shell plc, Class A (A)	265	10,988

Oil & Gas Drilling – 0.8%
Seadrill Partners LLC	209	6,944

Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co.	134	6,487
GlaxoSmithKline plc (A)	410	10,967

		17,454

Semiconductors – 1.1%
Intel Corp. (B)	306	9,465

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	3,909	2,465

TOTAL COMMON STOCKS – 9.9%		$85,457
(Cost: $68,058)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Embraer Overseas Ltd.,
6.375%, 1–24–17	$5,900	6,475
TransDigm, Inc.,
6.000%, 7–15–22 (C)	4,606	4,733

		11,208

Agricultural Products – 1.5%
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	6,835	6,663
9.000%, 2–10–17 (C)	5,000	4,875
Marfrig Holdings (Europe) B.V.,
6.875%, 6–24–19 (C)	1,000	1,012
Tonon Luxembourg S.A.,
10.500%, 5–14–24 (C)	750	788

		13,338

Airlines – 1.4%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (C)	4,300	4,515
10.750%, 12–1–20	284	298
Guanay Finance Ltd.,
6.000%, 12–15–20 (C)	4,500	4,738
TAM Capital 2, Inc.:
9.500%, 1–29–20 (C)	1,800	1,931
9.500%, 1–29–20	300	322

		11,804

Auto Parts & Equipment – 0.8%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (C)	2,500	2,819
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (C)(D)	3,772	3,974

		6,793

Automobile Manufacturers – 0.7%
Tenedora Nemak S.A. de C.V.,
5.500%, 2–28–23 (C)	4,700	4,782
Toyota Motor Credit Corp.,
3.450%, 1–18–15 (E)	1,000	992

		5,774

Broadcasting – 2.0%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (C)(E)	3,250	3,445
6.250%, 12–20–49 (E)	9,111	9,532
6.250%, 12–20–49 (C)(E)	4,000	4,185

		17,162

Cable & Satellite – 2.0%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	8,349	8,893
Numericable Group S.A.,
6.000%, 5–15–22 (C)	4,605	4,789
VTR Finance B.V.,
6.875%, 1–15–24 (C)	3,802	4,081

		17,763

Coal & Consumable Fuels – 1.7%
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	7,125	7,481
7.625%, 10–22–19	6,600	6,930

		14,411

Communications Equipment – 0.1%
BC Luxco 1 S.A.,
7.375%, 1–29–20 (C)	1,000	1,030

Construction & Engineering – 2.0%
OAS Finance Ltd.,
8.000%, 7–2–21 (C)	1,000	1,010
OAS Financial Ltd.,
8.875%, 4–29–49 (E)	3,350	3,333
OAS Investments GmbH,
8.250%, 10–19–19 (C)	3,250	3,364
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	1,925	2,074
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (C)	6,966	7,458

		17,239

Construction Materials – 2.6%
C5 Capital (SPV) Ltd.,
4.511%, 12–29–49 (C)(E)	5,000	4,300
CEMEX S.A.B. de C.V.:
9.000%, 1–11–18 (C)	12,000	12,900
7.250%, 1–15–21 (C)	3,750	4,125
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	1,162	1,162

		22,487

Consumer Finance – 2.2%
Banco BMG S.A.:
9.150%, 1–15–16	800	840
9.150%, 1–15–16 (C)	200	210
Banco Latinoamericano de Comercio Exterior S.A.,
3.750%, 4–4–17 (C)	14,800	15,362
VEB Finance Ltd.,
5.375%, 2–13–17 (C)	2,125	2,226

		18,638

Diversified Banks – 8.4%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	6,800	7,089

Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (C)(F)	7,500	1,125
Banco de Bogota S.A.,
5.000%, 1–15–17 (C)	1,400	1,495
Banco Santander Brasil S.A.,
4.500%, 4–6–15 (C)	2,250	2,301
Bancolombia S.A.,
4.250%, 1–12–16	6,650	6,941
Barclays plc,
8.250%, 12–29–49	2,800	2,968
Caixa Economica Federal,
4.250%, 5–13–19 (C)	5,800	5,855
Hongkong and Shanghai Banking Corp. (The),
5.000%, 8–29–49 (E)	2,500	2,525
ICICI Bank Ltd.:
4.750%, 11–25–16 (C)	2,500	2,632
4.800%, 5–22–19 (C)	1,500	1,585
SB Capital S.A.,
5.499%, 7–7–15	2,000	2,074
Societe Generale N.A.,
5.922%, 4–29–49 (C)	4,000	4,270
State Bank of India:
4.500%, 10–23–14	3,950	3,983
4.125%, 8–1–17 (C)	2,400	2,498
3.250%, 4–18–18 (C)	4,500	4,527
3.622%, 4–17–19 (C)	3,600	3,621
VTB Capital S.A.,
6.000%, 4–12–17 (C)	16,645	17,544

		73,033

Diversified Metals & Mining – 1.8%
Southern Peru Copper Corp.,
6.375%, 7–27–15	1,375	1,449
Suzano Trading Ltd.,
5.875%, 1–23–21 (C)	6,750	7,020
Uralkali Finance Ltd.,
3.723%, 4–30–18 (C)	3,000	2,910
Vedanta Resources plc,
6.000%, 1–31–19 (C)	4,300	4,445

		15,824

Electric Utilities – 4.6%
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (G)	COP20,786,000	12,011
ENEL Finance International S.A.,
3.875%, 10–7–14 (C)	$2,500	2,520
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	9,200	9,913
Majapahit Holding B.V.,
7.750%, 10–17–16	3,900	4,388
Rural Electrification Corp. Ltd.,
4.250%, 1–25–16	4,300	4,429
RusHydro Finance Ltd.,
7.875%, 10–28–15 (G)	RUB212,800	6,152
Tata Electric Co.,
8.500%, 8–19–17	$200	220

		39,633

Food Distributors – 1.7%
Olam International Ltd.:
5.750%, 9–20–17	3,300	3,461
7.500%, 8–12–20	9,150	10,225
Olam International Ltd., Convertible,
6.000%, 10–15–16	1,200	1,328

		15,014

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)	2,000	1,920
7.875%, 5–14–17	761	731

		2,651

Household Appliances – 1.0%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15	4,400	4,642
6.500%, 12–15–15 (C)	4,100	4,326

		8,968

Independent Power Producers & Energy Traders – 1.0%
China Resources Power Holdings Co. Ltd.,
3.750%, 8–3–15	8,650	8,810

Industrial Conglomerates – 0.6%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)	5,150	5,446

Integrated Oil & Gas – 0.8%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.),
4.875%, 3–17–20	7,000	7,190

Integrated Telecommunication Services – 1.0%
Mobile TeleSystems OJSC,
5.000%, 5–30–23	2,300	2,234
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)	4,400	4,466
Verizon Communications, Inc.,
3.650%, 9–14–18	2,150	2,296

		8,996

IT Consulting & Other Services – 1.0%
iGATE Corp.,
4.750%, 4–15–19 (C)	8,360	8,506

Marine – 0.9%
SCF Capital Ltd.:
5.375%, 10–27–17 (C)	4,000	4,040
5.375%, 10–27–17	3,925	3,964

		8,004

Oil & Gas Drilling – 2.7%
Lancer Finance Co. (SPV) Ltd.,
5.850%, 12–12–16 (C)	1,874	1,890
Noble Group Ltd.,
4.875%, 8–5–15	700	725
Oro Negro Drilling Pte. Ltd.,
7.500%, 1–24–19 (C)	8,570	8,719
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	5,825	6,080
5.250%, 7–30–18	819	855
Schahin II Finance Co. (SPV) Ltd.,
5.875%, 9–25–22 (C)	5,108	5,031

		23,300

Oil & Gas Equipment & Services – 0.7%
QGOG Constellation S.A.,
6.250%, 11–9–19 (C)	5,750	5,822

Oil & Gas Exploration & Production – 3.9%
Novatek Finance Ltd.:
5.326%, 2–3–16 (C)	8,200	8,599
7.750%, 2–21–17 (C)(G)	RUB146,000	4,142
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (C)	$5,900	6,150
7.250%, 12–12–21 (C)	2,250	2,498
Pan American Energy LLC:
7.875%, 5–7–21 (C)	4,000	4,180
7.875%, 5–7–21	1,650	1,724
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9–30–14 (C)	3,000	3,034
YPF Sociedad Anonima,
8.875%, 12–19–18 (C)	3,900	4,115

		34,442

Oil & Gas Refining & Marketing – 0.5%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	3,700	4,098

Oil & Gas Storage & Transportation – 1.8%
Empresas ICA S.A.B. de C.V.,
8.875%, 5–29–24 (C)	1,500	1,542
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (G)	COP18,938,000	10,685

Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	$3,500	3,521

		15,748

Other Diversified Financial Services – 0.8%
Citigroup, Inc.,
8.400%, 4–29–49	3,675	4,191
MTS International Funding Ltd.,
5.000%, 5–30–23 (C)	2,400	2,331

		6,522

Packaged Foods & Meats – 4.1%
BFF International Ltd.:
7.250%, 1–28–20 (C)	7,900	9,125
8.500%, 4–27–71	9,195	9,500
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	7,900	8,374
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (C)	4,600	4,922
Marfrig Overseas Ltd.,
9.500%, 5–4–20 (C)	3,000	3,225

		35,146

Paper Products – 1.5%
Fibria Overseas Finance Ltd.,
6.750%, 3–3–21 (C)	1,800	1,998
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)	6,600	7,020
4.375%, 5–15–23 (C)	1,600	1,589
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	2,000	1,969

		12,576

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A.,
8.875%, 11–17–14	4,000	4,103

Regional Banks – 0.7%
OJSC Russian Agricultural Bank,
5.100%, 7–25–18 (C)	6,200	6,262

Restaurants – 0.7%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (G)	BRL14,475	6,191

Specialized Consumer Services – 0.3%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	$2,100	2,168

Steel – 1.2%
ArcelorMittal,
9.500%, 2–15–15	2,250	2,360
Evraz Group S.A.,
7.400%, 4–24–17	2,600	2,685
Steel Capital S.A.,
6.250%, 7–26–16 (C)	5,400	5,696

		10,741

Wireless Telecommunication Service – 2.0%
America Movil S.A.B. de C.V.,
3.625%, 3–30–15	2,000	2,043
American Tower Corp.,
3.400%, 2–15–19	4,100	4,289
Indosat Palapa Co. B.V.,
7.375%, 7–29–20 (C)	1,950	2,113
Vimpel–Communications,
6.493%, 2–2–16 (C)	4,550	4,777
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(G)	RUB120,000	3,394

		16,616

TOTAL CORPORATE DEBT SECURITIES – 62.8%		$543,457
(Cost: $537,572)

OTHER GOVERNMENT SECURITIES
Argentina – 0.8%
City of Buenos Aires,
12.500%, 4–6–15	$1,850	1,882
Province of Buenos Aires (The),
11.750%, 10–5–15	5,125	4,997

		6,879

Brazil – 0.8%
OI S.A.,
9.750%, 9–15–16 (G)	BRL16,500	7,001

Ireland – 0.2%
Russian Railways via RZD Capital Ltd.,
8.300%, 4–2–19 (G)	RUB68,000	1,905

Luxembourg – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20	$2,000	2,060

Netherlands – 0.1%
Indosat Palapa Co. B.V.,
7.375%, 7–29–20	750	813

Russia – 0.4%
Russian Federation,
3.500%, 1–16–19 (C)	3,000	3,045

Supranational – 0.6%
Central American Bank for Economic Integration,
3.875%, 2–9–17 (C)	5,300	5,526

Venezuela – 2.1%
Corporacion Andina de Fomento,
3.750%, 1–15–16	16,810	17,484

TOTAL OTHER GOVERNMENT SECURITIES – 5.2%		$44,713
(Cost: $45,486)

LOANS
Oil & Gas Storage & Transportation – 0.2%
Empresas ICA S.A.,
0.000%, 7–1–17 (E)	2,000	2,000

TOTAL LOANS – 0.2%		$2,000
(Cost: $2,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (H)	175	12
5.500%, 3–15–23 (H)	17	2
4.000%, 7–15–23 (H)	2,798	119
4.000%, 2–15–24 (H)	247	17
4.000%, 4–15–24 (H)	981	107
5.500%, 10–15–25 (H)	317	47
5.500%, 1–15–33 (H)	117	22
5.500%, 5–15–33 (H)	535	105
6.500%, 7–15–37 (H)	543	109
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
4.500%, 10–1–35	1,128	1,221
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–22 (H)	356	4
5.500%, 6–25–23 (H)	28	4
5.500%, 12–25–33 (H)	552	31
5.500%, 8–25–35 (H)	434	75
5.500%, 11–25–36 (H)	619	122

Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (H)	786	207
5.000%, 7–20–33 (H)	159	5
5.500%, 11–20–33 (H)	36	1

		2,210

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$2,210
(Cost: $6,487)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 16.5%
U.S. Treasury Notes:
1.750%, 7–31–15	35,810	36,427
0.375%, 5–31–16	25,000	24,976
3.000%, 9–30–16	16,000	16,878
2.375%, 7–31–17	7,100	7,411
3.500%, 5–15–20	7,810	8,537
2.625%, 11–15–20	17,000	17,653
2.125%, 8–15–21	12,700	12,687
1.750%, 5–15–22	19,250	18,522

		143,091

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.5%		$143,091
(Cost: $141,656)

SHORT-TERM SECURITIES
Commercial Paper – 4.8%
Bemis Co., Inc.:
0.250%, 7–2–14 (I)	6,000	6,000
0.240%, 7–17–14 (I)	4,500	4,499
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 7–14–14 (I)	5,000	5,000
Clorox Co. (The),
0.220%, 7–10–14 (I)	3,500	3,500
Danaher Corp.,
0.090%, 7–9–14 (I)	5,000	5,000
Essilor International S.A.,
0.100%, 7–11–14 (I)	2,000	2,000
International Business Machines Corp.,
0.070%, 7–1–14 (I)	3,000	3,000
McCormick & Co., Inc.,
0.110%, 7–1–14 (I)	5,346	5,346
NBCUniversal Enterprise, Inc.,
0.230%, 7–11–14 (I)	7,000	6,999

		41,344

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (J)	1,277	1,277

TOTAL SHORT-TERM SECURITIES – 4.9%		$42,621
(Cost: $42,622)

TOTAL INVESTMENT SECURITIES – 99.8%		$863,549
(Cost: $843,881)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,651

NET ASSETS – 100.0%		$865,200

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $358,720 or 41.5% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(H)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at June 30, 2014.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$85,457	$—	$—
Corporate Debt Securities	—	537,772	5,685
Other Government Securities	—	44,713	—
Loans	—	2,000	—
United States Government Agency Obligations	—	2,210	—
United States Government Obligations	—	143,091	—
Short-Term Securities	—	42,621	—
Total	$85,457	$772,407	$5,685

During the period ended June 30, 2014, securities totaling $3,512 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $2,509 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period ended.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$843,881

Gross unrealized appreciation	40,607
Gross unrealized depreciation	(20,939)

Net unrealized appreciation	$19,668

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 38.6%
Federal Farm Credit Bank,
2.625%, 3–26–21	$10,500	$10,792
Federal Home Loan Bank:
4.500%, 9–13–19	8,000	9,043
3.625%, 3–12–21	10,000	10,820
3.500%, 7–29–21	13,000	14,078
2.500%, 6–20–22	6,575	6,473
1.750%, 10–26–22	7,900	7,741
2.000%, 2–14–28 (A)	10,000	9,291
Federal Home Loan Mortgage Corp.:
2.000%, 5–21–20	8,200	8,199
2.000%, 9–20–21	5,000	4,855
Federal National Mortgage Association:
5.450%, 10–18–21	3,250	3,583
2.000%, 6–14–32 (A)	10,000	9,505
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	5,949	6,647
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,497

		103,524

Mortgage-Backed Obligations – 44.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	3,477	3,677
5.000%, 5–15–19	2,298	2,451
5.000%, 5–15–23	3,115	3,396
4.500%, 6–15–27	510	523
4.500%, 5–15–32	1,215	1,249
4.000%, 10–15–35	1,854	1,964
3.000%, 10–15–36	7,600	7,655
4.000%, 11–15–36	1,272	1,337
4.500%, 9–15–37	1,234	1,271
4.500%, 8–15–39	2,108	2,199
2.500%, 12–15–41	4,127	4,102
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,442
5.000%, 6–1–23	667	727
4.000%, 7–1–25	1,778	1,905
4.500%, 5–1–31	3,263	3,557
3.000%, 1–1–33	6,823	6,930
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	2,183	2,309
3.500%, 8–25–33	920	962
2.000%, 4–25–39	5,192	5,054
4.000%, 5–25–39	996	1,042
3.000%, 11–25–39	971	995
4.500%, 6–25–40	1,119	1,193
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,523
2.580%, 5–1–19	6,925	7,142
4.500%, 9–1–19	884	938
5.380%, 11–1–20	1,297	1,336
4.375%, 6–1–21	7,636	8,467
5.500%, 10–1–21	1,570	1,703
5.000%, 9–1–22	1,841	1,988
5.500%, 11–1–22	597	646
3.500%, 8–1–26	4,026	4,274
3.000%, 9–1–28	4,757	4,895
4.000%, 12–1–31	3,402	3,658
5.500%, 12–1–34	1,220	1,373
6.000%, 4–1–39	1,487	1,673

Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	692	736
2.500%, 9–20–40	7,102	7,184
2.000%, 3–16–42	4,474	4,389
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3, Class G,
6.000%, 2–15–30	300	304

		118,169

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 82.6%		$221,693
(Cost: $221,278)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 15.0%
U.S. Treasury Bonds,
9.000%, 11–15–18	10,000	13,241
U.S. Treasury Notes:
3.625%, 8–15–19 (B)	15,000	16,463
3.125%, 5–15–21	10,000	10,673

		40,377

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.0%		$40,377
(Cost: $37,156)

SHORT-TERM SECURITIES
Commercial Paper – 1.8%
Federal Home Loan Bank:
0.050%, 7–18–14 (C)	300	300
0.060%, 7–30–14 (C)	4,500	4,500

		4,800

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 7–7–14 (D)	314	314

TOTAL SHORT-TERM SECURITIES – 1.9%		$5,114
(Cost: $5,114)

TOTAL INVESTMENT SECURITIES – 99.5%		$267,184
(Cost: $263,548)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,345

NET ASSETS – 100.0%		$268,529

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	9-30-14	205	$(25,660)	$(12)
U.S. 2-Year Treasury Note	Short	10-3-14	40	(8,784)	5
U.S. 5-Year Treasury Note	Short	10-3-14	130	(15,530)	19
				$(49,974)	$12

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$221,693	$—
United States Government Obligations	—	40,377	—
Short-Term Securities	—	5,114	—
Total	$—	$267,184	$—
Futures Contracts	$24	$—	$—
Liabilities
Futures Contracts	$12	$—	$—

There were no transfers between any levels during the period ended June 30, 2014.

The	following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$263,548

Gross unrealized appreciation	6,591
Gross unrealized depreciation	(2,955)

Net unrealized appreciation	$3,636

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$137

Consumer Finance – 0.1%
JGWPT Holdings, Inc., Class A (A)	273		3,078

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	19		855

Integrated Telecommunication Services – 0.3%
Verizon Communications, Inc.	161		7,883

Oil & Gas Storage & Transportation – 0.2%
Crestwood Midstream Partners L.P.	74		1,641
Inergy L.P.	172		2,559

			4,200

Railroads – 0.1%
Kansas City Southern	27		2,924

Renewable Electricity – 0.4%
Abengoa Yield plc (A)	215		8,131

Specialty Stores – 0.3%
Michaels Co., Inc. (The) (A)	348		5,933

Trading Companies & Distributors – 0.3%
HD Supply Holdings, Inc. (A)	240		6,814

TOTAL COMMON STOCKS – 1.7%			$39,955
(Cost: $32,684)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial, Inc., 8.125%	128		3,494
Ally Financial, Inc., 8.500%	102		2,827

			6,321

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	97		2,195

TOTAL PREFERRED STOCKS – 0.4%			$8,516
(Cost: $8,019)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	7		$850

TOTAL WARRANTS – 0.0%			$850
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.2%
Lamar Media Corp.,
5.375%, 1–15–24 (C)	$4,394		4,548

Aerospace & Defense – 1.9%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	14,385		15,393
TransDigm Group, Inc.:
5.500%, 10–15–20	1,831		1,861
7.500%, 7–15–21	7,082		7,843

TransDigm, Inc.:
6.000%, 7–15–22 (C)	10,668	10,961
6.500%, 7–15–24 (C)	11,478	11,952

		48,010

Agricultural Products – 0.7%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	6,294	6,278
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	12,165	11,314

		17,592

Aluminum – 0.9%
Constellium N.V.,
5.750%, 5–15–24 (C)	5,761	6,049
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	5,357	5,812
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	8,460	8,630

		20,491

Apparel Retail – 2.3%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	12,691	12,088
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	8,288	8,309
Gymboree Corp. (The),
9.125%, 12–1–18	5,550	3,705
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	5,518	6,125
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	1,188	1,265
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	10,168	10,956
Nine West Holdings, Inc.,
8.250%, 3–15–19 (C)	12,982	13,047

		55,495

Application Software – 0.7%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (C)	6,595	6,941
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	9,794	10,015

		16,956

Auto Parts & Equipment – 1.5%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)	8,407	8,407
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)	16,207	17,869
Schaeffler Finance B.V.:
4.250%, 5–15–21 (C)	6,153	6,153
4.750%, 5–15–21 (C)	2,846	2,931

		35,360

Automobile Manufacturers – 0.9%
General Motors Co.:
4.875%, 10–2–23 (C)	2,341	2,464
6.250%, 10–2–43 (C)	3,902	4,468
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (C)	1,836	1,836
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)	5,542	5,888
Navistar International Corp.,
8.250%, 11–1–21	6,146	6,415

		21,071

Automotive Retail – 0.4%
Sonic Automotive, Inc.,
5.000%, 5–15–23	9,209	9,048

Biotechnology – 0.0%
Emergent BioSolutions, Inc., Convertible,
2.875%, 1–15–21 (C)	205	214

Broadcasting – 1.7%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (C)	1,588	1,632
5.625%, 2–15–24 (C)	1,588	1,640
Clear Channel Outdoor Holdings, Inc.:
6.500%, 11–15–22	3,064	3,293
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	613	656
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	5,454	5,884
Cumulus Media, Inc.,
7.750%, 5–1–19	5,106	5,361
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19	13,075	14,692
13.375%, 10–15–19	7,606	8,804

		41,962

Building Products – 1.1%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	6,986	7,352
Ply Gem Industries, Inc.,
6.500%, 2–1–22 (C)	7,014	6,769
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (C)	4,657	4,960
USG Corp.,
5.875%, 11–1–21 (C)	6,811	7,220

		26,301

Cable & Satellite – 4.1%
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR771	1,119
7.750%, 5–15–22 (C)	$7,208	7,695
Cablevision Systems Corp.,
5.875%, 9–15–22	11,820	12,042
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21	947	971
5.250%, 9–30–22	1,265	1,286
5.125%, 2–15–23	1,264	1,270
5.750%, 9–1–23	316	327
5.750%, 1–15–24	9,136	9,342
DISH DBS Corp.:
6.750%, 6–1–21	4,164	4,747
5.000%, 3–15–23	1,582	1,612
LYNX I Corp.,
5.375%, 4–15–21 (C)	2,020	2,121
LYNX II Corp.,
6.375%, 4–15–23 (C)	606	658
Numericable Group S.A.:
4.875%, 5–15–19 (C)	1,541	1,581
5.375%, 5–15–22 (C)(E)	EUR771	1,120
6.000%, 5–15–22 (C)	$4,150	4,316
5.625%, 5–15–24 (C)(E)	EUR771	1,128
6.250%, 5–15–24 (C)	$1,484	1,549
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)	4,172	4,412
4.625%, 5–15–23 (C)	3,438	3,292
6.000%, 7–15–24 (C)	18,000	18,719
VTR Finance B.V.,
6.875%, 1–15–24 (C)	14,613	15,684
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)	1,533	1,573
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	3,178	3,432

		99,996

Casinos & Gaming – 1.2%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD4,196	4,015
MCE Finance Ltd.,
5.000%, 2–15–21 (C)	$9,740	9,837
Pinnacle Entertainment, Inc. and PNK Finance Corp.,
6.375%, 8–1–21	3,662	3,863

Wynn Macau Ltd.,
5.250%, 10–15–21 (C)	11,861	12,188

		29,903

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)	7,797	8,343

Commodity Chemicals – 0.6%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (C)(D)	13,707	14,296

Communications Equipment – 0.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	21,129	21,815

Construction Materials – 0.6%
Headwaters, Inc.,
7.250%, 1–15–19 (C)	2,976	3,147
Hillman Group, Inc. (The):
10.875%, 6–1–18	3,725	3,953
6.375%, 7–15–22 (C)	7,721	7,721

		14,821

Consumer Finance – 1.2%
Creditcorp,
12.000%, 7–15–18 (C)	11,476	12,050
General Motors Financial Co., Inc.,
4.250%, 5–15–23	2,356	2,353
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	11,159	11,326
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	4,107	4,148

		29,877

Data Processing & Outsourced Services – 0.8%
Alliance Data Systems Corp.,
6.375%, 4–1–20 (C)	17,115	18,227

Distillers & Vintners – 0.4%
Constellation Brands, Inc.:
3.750%, 5–1–21	2,206	2,195
4.250%, 5–1–23	6,590	6,598

		8,793

Distributors – 0.7%
LKQ Corp.,
4.750%, 5–15–23	6,512	6,421
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)	9,909	10,751

		17,172

Diversified Banks – 0.4%
Bank of America Corp.:
8.000%, 12–29–49	5,050	5,589
8.125%, 12–29–49	1,499	1,686
Barclays plc,
8.250%, 12–29–49	3,311	3,510

		10,785

Diversified Capital Markets – 0.9%
JLL /Delta Dutch Newco B.V.,
7.500%, 2–1–22 (C)	3,277	3,392
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	17,030	18,562

		21,954

Diversified Metals & Mining – 1.8%
American Gilsonite Holding Co.,
11.500%, 9–1–17 (C)	8,864	9,573
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	5,720	5,641
Compass Minerals International, Inc.,
4.875%, 7–15–24 (C)	7,109	7,109
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	1,720	1,836
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (C)	17,659	18,940
Imperial Metals Corp.,
7.000%, 3–15–19 (C)	961	986

		44,085

Diversified Real Estate Activities – 0.2%
CBRE Services, Inc.,
5.000%, 3–15–23	3,947	3,986

Diversified REITs – 0.1%
Rayonier A.M. Products, Inc.,
5.500%, 6–1–24 (C)	2,372	2,414

Diversified Support Services – 0.9%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	4,789	5,088
10.750%, 10–15–19 (C)	5,915	6,092
Nexeo Solutions LLC,
8.375%, 3–1–18	9,445	9,540

		20,720

Education Services – 1.7%
Laureate Education, Inc.,
9.250%, 9–1–19 (C)	38,589	39,747

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	6,654	7,020

Electronic Manufacturing Services – 0.7%
KEMET Corp.,
10.500%, 5–1–18	16,257	17,192

Food Distributors – 0.7%
Diamond Foods, Inc.,
7.000%, 3–15–19 (C)	3,329	3,487
Simmons Foods, Inc.,
10.500%, 11–1–17 (C)	8,293	8,884
Sun Merger Sub, Inc.,
5.875%, 8–1–21 (C)	3,267	3,455

		15,826

Health Care Equipment – 0.1%
DJO Finance LLC and DJO Finance Corp.,
9.750%, 10–15–17	2,580	2,703

Health Care Facilities – 3.5%
Acadia Healthcare Co., Inc.,
5.125%, 7–1–22 (C)	766	768
AmSurg Corp.,
5.625%, 11–30–20	2,474	2,499
Catamaran Corp.,
4.750%, 3–15–21	3,097	3,128
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	7,836	8,011
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	4,592	4,621
FWCT–2 Escrow Corp.,
6.875%, 2–1–22 (C)	5,559	5,893
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	3,862	3,915
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	4,416	4,626
Tenet Healthcare Corp.:
5.000%, 3–1–19 (C)	766	777
6.750%, 2–1–20	6,592	7,161
6.000%, 10–1–20	7,009	7,605
8.125%, 4–1–22	17,022	19,702
6.875%, 11–15–31	13,861	13,410

		82,116

Health Care Services – 0.8%
Envision Healthcare Corp.,
5.125%, 7–1–22 (C)	2,298	2,318
Truven Health Analytics,
10.625%, 6–1–20	16,220	17,802

		20,120

Health Care Supplies – 0.5%
Alere, Inc.,
6.500%, 6–15–20	2,253	2,366
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (C)	10,119	10,043

		12,409

Home Furnishings – 0.7%
Empire Today LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)	15,851	16,327

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Worldwide Finance LLC,
5.625%, 10–15–21 (C)	18,815	19,991
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	5,952	5,937

		25,928

Industrial Conglomerates – 0.3%
WESCO Distribution, Inc.,
5.375%, 12–15–21 (C)	8,099	8,281

Industrial Machinery – 0.2%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	3,303	3,633

Integrated Telecommunication Services – 0.1%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	1,920	1,963
Windstream Corp.,
7.750%, 10–15–20	1,243	1,347

		3,310

Internet Software & Services – 0.5%
IAC/InterActiveCorp.,
4.750%, 12–15–22	2,415	2,376
J2 Global, Inc.,
8.000%, 8–1–20	7,183	7,775
VeriSign, Inc.,
4.625%, 5–1–23	2,835	2,801

		12,952

Investment Banking & Brokerage – 0.4%
GFI Group, Inc.,
9.625%, 7–19–18 (F)	9,873	10,712

IT Consulting & Other Services – 0.7%
Akamai Technologies, Inc., Convertible,
0.000%, 2–15–19 (C)(G)	489	499
iGATE Corp.,
4.750%, 4–15–19 (C)	8,640	8,791
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	6,206	6,656

		15,946

Leisure Facilities – 0.6%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)	7,148	7,416
Regal Entertainment Group,
5.750%, 2–1–25	7,124	7,213

		14,629

Metal & Glass Containers – 2.1%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	4,237	4,364
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (C)	761	760
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	10,778	11,573
BOE Intermediate Holding Corp.,
9.000%, 11–1–17 (C)(D)	4,160	4,363
BOE Merger Corp.,
9.500%, 11–1–17 (C)(D)	7,380	7,777
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	12,517	12,580
Signode Industrial Group,
6.375%, 5–1–22 (C)	9,959	10,083

		51,500

Movies & Entertainment – 0.2%
AMC Entertainment, Inc.,
5.875%, 2–15–22	2,449	2,547
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)	769	774
6.750%, 4–15–22 (C)	2,306	2,306

		5,627

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	5,266	5,450

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	8,643	9,226
SESI LLC,
7.125%, 12–15–21	10,207	11,509

		20,735

Oil & Gas Exploration & Production – 1.2%
Athlon Holdings L.P. and Athlon Finance Corp.,
6.000%, 5–1–22 (C)	1,078	1,116
Chesapeake Energy Corp.:
4.875%, 4–15–22	5,385	5,573
5.750%, 3–15–23	5,494	6,105
Chesapeake Oilfield Operating, LLC,
6.500%, 7–15–22 (C)	1,839	1,885
Sabine Pass Liquefaction LLC:
5.625%, 2–1–21 (F)	4,106	4,342
5.625%, 4–15–23	1,339	1,396
Whiting Petroleum Corp.:
5.000%, 3–15–19	4,410	4,642
5.750%, 3–15–21	4,431	4,852

		29,911

Oil & Gas Refining & Marketing – 2.4%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	18,430	20,411
Offshore Group Investment Ltd.:
7.500%, 11–1–19	11,750	12,426
7.125%, 4–1–23	4,652	4,733
Samson Investment Co.,
10.750%, 2–15–20 (C)(F)	8,675	9,141
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (C)	8,917	9,541

		56,252

Oil & Gas Storage & Transportation – 0.3%
Energy XXI Gulf Coast, Inc.:
7.750%, 6–15–19	506	541
6.875%, 3–15–24 (C)	3,370	3,437
Williams Co., Inc. (The),
4.550%, 6–24–24	3,473	3,506

		7,484

Other Diversified Financial Services – 4.0%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	4,597	4,718
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	10,593	11,798
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	9,429	9,618
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
4.875%, 3–15–19	7,971	8,210
6.000%, 8–1–20	7,971	8,549
5.875%, 2–1–22	4,746	4,971
NCR Escrow Corp.:
5.875%, 12–15–21 (C)	5,755	6,072
6.375%, 12–15–23 (C)	5,429	5,890
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	25,738	29,600
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (C)(D)	5,028	5,135

		94,561

Packaged Foods & Meats – 0.7%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	6,825	7,149
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (C)	10,725	10,698

		17,847

Paper Packaging – 0.5%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12–15–16 (C)	1,512	1,550
6.000%, 6–15–17 (C)	2,598	2,663

Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	2,080	2,226
Reynolds Group Holdings Ltd.:
9.875%, 8–15–19	4,193	4,648
8.250%, 2–15–21 (F)	1,632	1,775

		12,862

Personal Products – 0.3%
Elizabeth Arden, Inc.,
7.375%, 3–15–21	5,917	6,272

Pharmaceuticals – 0.4%
Grifols Worldwide Operations Ltd.,
5.250%, 4–1–22 (C)	1,610	1,670
Salix Pharmaceuticals Ltd.,
6.000%, 1–15–21 (C)	6,958	7,463

		9,133

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)	8,039	9,064

Property & Casualty Insurance – 0.7%
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	16,892	17,272

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida EastCoast Industries LLC:
6.750%, 5–1–19 (C)	7,414	7,831
9.750%, 5–1–20 (C)	3,080	3,253

		11,084

Real Estate Services – 0.4%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (C)	9,611	10,068

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	975	1,050

Semiconductors – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19 (C)	327	336
Micron Technology, Inc.,
5.875%, 2–15–22 (C)	8,198	8,792

		9,128

Specialized Consumer Services – 2.9%
Ancestry.com Holdings LLC,
9.625%, 10–15–18 (C)(D)	4,421	4,570
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	18,431	19,029
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)	3,836	3,913
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	6,858	7,372
7.500%, 6–15–19 (C)(E)	EUR3,660	5,458
Emdeon, Inc.,
11.000%, 12–31–19	$2,071	2,382
Lansing Trade Group,
9.250%, 2–15–19 (C)	5,988	5,868
Nielsen Finance,
5.500%, 10–1–21 (C)	7,936	8,194
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)	13,077	13,175

		69,961

Specialized Finance – 2.2%
Consolidated Communications Finance Co.,
10.875%, 6–1–20	3,790	4,425
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (C)	6,703	7,239
International Lease Finance Corp.:
5.875%, 4–1–19	4,185	4,604
4.625%, 4–15–21	1,091	1,126
5.875%, 8–15–22	2,766	3,022

TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	22,899	24,273
Westmoreland Escrow Corp.,
10.750%, 2–1–18 (C)	4,535	4,869

		49,558

Specialized REITs – 1.1%
Aircastle Ltd.,
5.125%, 3–15–21	8,264	8,553
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	17,832	18,746

		27,299

Specialty Stores – 2.2%
Central Garden & Pet Co.,
8.250%, 3–1–18	3,208	3,328
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	25,418	25,990
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)	675	692
Michaels Stores, Inc.,
5.875%, 12–15–20 (C)(D)	1,225	1,253
New Academy Finance Co. LLC,
8.000%, 6–15–18 (C)(D)	6,937	7,084
PETCO Holdings, Inc.,
8.500%, 10–15–17 (C)(D)	3,761	3,855
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	10,389	10,645

		52,847

Technology Distributors – 0.4%
Sophia L.P. and Sophia Finance, Inc.,
9.625%, 12–1–18 (C)(D)	8,971	9,330

Textiles – 0.2%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (C)	2,277	2,311
10.000%, 8–1–20	3,530	3,548

		5,859

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (C)	12,395	12,550

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	7,733	7,888

Trading Companies & Distributors – 1.1%
HD Supply, Inc.:
7.500%, 7–15–20	8,649	9,449
11.500%, 7–15–20	13,791	16,515

		25,964

Wireless Telecommunication Service – 3.1%
Crown Castle International Corp.,
4.875%, 4–15–22	1,850	1,912
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	8,025	8,747
DigitalGlobe, Inc.,
5.250%, 2–1–21	6,581	6,515
Sprint Corp.:
7.250%, 9–15–21 (C)	7,863	8,669
7.875%, 9–15–23 (C)	7,863	8,748
7.125%, 6–15–24 (C)	22,286	23,623
Telecom Italia S.p.A.,
5.303%, 5–30–24 (C)	3,836	3,850
T-Mobile USA, Inc.:
6.542%, 4–28–20	3,426	3,700
6.633%, 4–28–21	1,667	1,805
6.125%, 1–15–22	2,333	2,476
6.731%, 4–28–22	685	739
6.836%, 4–28–23	685	746
6.500%, 1–15–24	3,033	3,242

		74,772

TOTAL CORPORATE DEBT SECURITIES – 69.9%		$1,684,414
(Cost: $1,614,813)

MUNICIPAL BONDS
Puerto Rico – 0.2%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	4,470	$3,941

TOTAL MUNICIPAL BONDS – 0.2%		$3,941
(Cost: $4,158)

LOANS
Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19 (F)	3,278	3,327

Apparel Retail – 2.1%
Gymboree Corp. (The),
5.000%, 2–23–18 (F)	1,611	1,377
Hoffmaster Group, Inc.:
5.250%, 5–6–20 (F)	3,072	3,069
10.000%, 5–6–21 (F)	6,145	6,145
Lands’ End, Inc.,
4.250%, 3–14–21 (F)	4,478	4,471
Nine West Holdings, Inc.,
6.250%, 12–5–20 (F)	9,656	9,671
Talbots, Inc. (The):
4.750%, 3–17–20 (F)	3,987	3,947
8.250%, 3–17–21 (F)	4,797	4,725
True Religion Apparel, Inc.:
5.875%, 7–29–19 (F)	7,728	7,240
5.875%, 7–30–19 (F)	7,806	7,313
11.000%, 1–30–20 (F)	4,764	4,526

		52,484

Application Software – 2.5%
Applied Systems, Inc.,
7.500%, 1–15–22 (F)	7,317	7,449
Aptean Holdings, Inc.:
5.250%, 2–6–20 (F)	4,836	4,854
8.500%, 2–21–21 (F)	3,232	3,268
Misys plc and Magic Newco LLC,
12.000%, 6–12–19 (F)	40,494	46,298

		61,869

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc.,
8.250%, 11–7–19 (F)	4,098	4,122

Building Products – 1.0%
Continental Building Products LLC,
4.250%, 8–28–20 (F)	6,850	6,844
GYP Holdings III Corp.:
4.750%, 3–27–21 (F)	6,489	6,457
7.750%, 3–27–22 (F)	10,135	10,223

		23,524

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2–20–20 (F)	2,504	2,542
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (E)(F)	CAD8	8
5.598%, 11–26–19 (E)(F)	3,239	3,034

		5,584

Commodity Chemicals – 0.1%
Kronos Worldwide, Inc.,
4.750%, 1–31–20 (F)	$1,636	1,651

Construction Materials – 0.4%
U.S. LBM Holdings LLC:
0.000%, 4–25–20 (F)	2,279	2,256
7.250%, 4–25–20 (F)	6,820	6,752

		9,008

Data Processing & Outsourced Services – 0.5%
Sedgwick Claims Management Services, Inc.,
6.750%, 1–27–22 (F)	11,035	11,005

Diversified Chemicals – 0.1%
Al Chem & Cy S.C.A.,
8.250%, 4–3–20 (F)	1,325	1,356

Diversified Support Services – 1.4%
Advantage Sales & Marketing, Inc.,
8.250%, 6–18–18 (F)	18,227	18,235
Omnitracs, Inc.:
4.750%, 10–29–20 (F)	2,284	2,297
8.750%, 4–29–21 (F)	1,530	1,545
Sprint Industrial Holdings LLC:
7.000%, 5–14–19 (F)	7,922	7,942
11.250%, 5–14–19 (F)	2,636	2,649

		32,668

Environmental & Facilities Services – 0.3%
Brickman Group Ltd. (The):
4.000%, 12–11–20 (F)	5,002	4,949
7.500%, 12–11–21 (F)	1,676	1,703

		6,652

Fertilizers & Agricultural Chemicals – 0.1%
Verdesian Life Sciences LLC,
0.000%, 6–25–20 (F)	1,537	1,537

Food Distributors – 0.3%
Performance Food Group, Inc.,
6.250%, 11–14–19 (F)	6,223	6,282

Food Retail – 0.5%
Focus Brands, Inc.:
10.250%, 8–21–18 (F)	13,764	13,953

General Merchandise Stores – 1.0%
BJ’s Wholesale Club, Inc.:
4.500%, 9–26–19 (F)	2,401	2,402
8.500%, 3–31–20 (F)	8,347	8,540
Orchard Acquisition Co. LLC,
7.000%, 2–8–19 (F)	12,243	12,228

		23,170

Health Care Facilities – 0.2%
MPH Acquisition Holdings LLC,
4.000%, 3–21–21 (F)	1,877	1,871
Surgery Center Holdings, Inc.,
9.750%, 4–11–20 (F)	3,610	3,664

		5,535

Health Care Services – 0.6%
Accellent, Inc.,
7.500%, 2–21–22 (F)	4,465	4,426
Ikaria, Inc.:
5.000%, 2–4–21 (F)	5,245	5,275
8.750%, 2–4–22 (F)	4,918	5,001

		14,702

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20 (F)	11,579	11,782

Health Care Technology – 0.9%
Carestream Health, Inc.,
9.500%, 12–7–19 (F)	13,088	13,350
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20 (F)	4,283	4,278
9.250%, 11–4–21 (F)	2,583	2,593

		20,221

Hotels, Resorts & Cruise Lines – 0.3%
ESH Hospitality, Inc.,
0.000%, 5–27–19 (F)	1,105	1,114
Four Seasons Hotels Ltd.,
6.250%, 12–27–20 (F)	2,186	2,219
Hilton Worldwide Finance LLC:
3.500%, 9–23–20 (F)	126	125
3.500%, 10–15–20 (F)	4,523	4,513

		7,971

Housewares & Specialties – 0.6%
KIK Custom Products, Inc.:
5.500%, 5–17–19 (F)	8,184	8,210
9.500%, 11–17–19 (F)	6,786	6,862

		15,072

Independent Power Producers & Energy Traders – 1.0%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (F)	479	486
6.375%, 8–13–19 (F)	7,268	7,379
Texas Competitive Electric Holdings Co. LLC:
4.737%, 10–10–17 (F)(H)	19,539	15,966

		23,831

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd.:
3.196%, 11–22–20 (F)	2,321	2,318
7.000%, 11–22–21 (F)	5,573	5,583

		7,901

Industrial Machinery – 0.5%
Capital Safety North America Holdings, Inc.:
4.000%, 3–26–21 (F)	2,625	2,607
6.500%, 3–26–22 (F)	8,430	8,455
Husky Injection Moldings Systems Ltd.,
0.000%, 6–10–22 (F)	1,538	1,544

		12,606

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–8–21 (F)	7,936	7,936
8.750%, 11–8–21 (F)	7,920	7,801
W3 Co.,
9.250%, 9–1–20 (F)	3,342	3,342

		19,079

Investment Banking & Brokerage – 0.2%
Bats Global Markets, Inc.,
5.000%, 1–7–20 (F)	5,841	5,778

IT Consulting & Other Services – 1.1%
Active Network, Inc. (The):
5.500%, 11–15–20 (F)	5,179	5,150
9.500%, 11–15–21 (F)	8,668	8,668
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20 (F)	7,765	6,924
9.250%, 7–13–21 (F)	6,094	5,378

		26,120

Leisure Facilities – 0.3%
Northfield Park Associates LLC,
9.000%, 12–10–18 (F)	7,305	7,423

Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc.:
4.250%, 1–29–21 (F)	1,310	1,298
7.750%, 7–29–21 (F)	8,740	8,729

		10,027

Metal & Glass Containers – 0.4%
Consolidated Container Co. LLC,
9.750%, 1–3–20 (F)	2,303	2,268
Evergreen Tank Solution, Inc.,
9.500%, 9–28–18 (F)	9,756	9,751

		12,019

Movies & Entertainment – 1.4%
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10–16–19 (F)	26,358	27,447
Metro-Goldwyn-Mayer, Inc.,
0.000%, 6–4–20 (F)	1,153	1,165
Yonkers Racing Corp.,
8.750%, 8–20–20 (F)	4,727	4,632

		33,244

Oil & Gas Drilling – 0.3%
KCA Deutag Alpha Ltd.,
6.250%, 5–13–20 (F)	6,909	6,874

Oil & Gas Exploration & Production – 0.2%
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (F)	3,609	3,677

Oil & Gas Refining & Marketing – 1.6%
Fieldwood Energy LLC,
8.375%, 9–30–20 (F)	14,120	14,551
Offshore Group Investment Ltd.,
5.750%, 3–28–19 (F)	1,975	1,962
Samson Investment Co.,
5.000%, 9–25–18 (F)	5,264	5,255
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (D)(F)	16,537	16,867

		38,635

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20 (F)	3,755	3,792
11.750%, 2–16–21 (F)	3,901	3,979

		7,771

Other Diversified Financial Services – 0.5%
World Endurance Holdings, Inc.,
0.000%, 6–24–21 (F)	2,301	2,307
WP Mustang Holdings LLC:
5.500%, 5–29–21 (F)	3,262	3,291
8.500%, 5–29–22 (F)	4,762	4,741

		10,339

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
0.000%, 6–19–22 (F)	3,838	3,867

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5–27–20 (F)	7,863	7,706
Ranpak Corp.,
8.500%, 4–10–20 (F)	2,836	2,889

		10,595

Pharmaceuticals – 0.2%
Patheon, Inc.,
4.250%, 1–23–21 (F)	4,923	4,880

Research & Consulting Services – 0.6%
AlixPartners LLP,
9.000%, 7–2–21 (D)(F)	2,568	2,604
Larchmont Resources LLC,
8.250%, 8–7–19 (F)	11,350	11,549

		14,153

Restaurants – 0.3%
TGI Friday’s, Inc.:
0.000%, 6–20–20 (F)	1,918	1,918
0.000%, 6–20–21 (F)	5,448	5,428

		7,346

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6–2–20 (F)	4,572	4,606

TOTAL LOANS – 25.1%		$604,246
(Cost: $595,785)

SHORT-TERM SECURITIES
Commercial Paper – 2.4%
Bemis Co., Inc.,
0.250%, 7–16–14 (I)	5,250	5,249
BorgWarner, Inc.,
0.270%, 7–16–14 (I)	2,000	2,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7–2–14 (I)	7,000	7,000
Ecolab, Inc.,
0.210%, 7–11–14 (I)	10,000	10,000
Enbridge, Inc.,
0.260%, 7–17–14 (I)	5,000	4,999
Hewlett-Packard Co.,
0.280%, 7–28–14 (I)	10,000	9,998
Kellogg Co.,
0.150%, 7–17–14 (I)	3,000	3,000
Kroger Co. (The),
0.230%, 7–24–14 (I)	5,000	4,999
McCormick & Co., Inc.,
0.110%, 7–1–14 (I)	8,997	8,997

		56,242

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (J)	365	365

TOTAL SHORT-TERM SECURITIES – 2.4%		$56,607
(Cost: $56,607)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,398,529
(Cost: $2,312,474)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		6,297

NET ASSETS – 100.0%		$2,404,826

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $1,159,410 or 48.2% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(G)	Zero coupon bond.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Rate shown is the yield to maturity at June 30, 2014.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	6,683	7-29-14	$—	$32

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$39,818	$—	$137
Preferred Stocks	6,321	2,195	—
Warrants	—	—	850
Corporate Debt Securities	—	1,570,773	113,641
Municipal Bonds	—	3,941	—
Loans	—	466,799	137,447
Short-Term Securities	—	56,607	—
Total	$46,139	$2,100,315	$252,075
Liabilities
Forward Foreign Currency Contracts	$—	$32	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 10-1-13	$121	$—	$51,283	$104,639
Net realized gain (loss)	—	—	(105)	53
Net change in unrealized appreciation (depreciation)	16	—	9,095	942
Purchases	—	—	29,088	58,863
Sales	—	—	(2,318)	(7,989)
Amortization/Accretion of premium/discount	—	—	(287)	88
Transfers into Level 3 during the period	—	850	59,565	15,011
Transfers out of Level 3 during the period	—	—	(32,680)	(34,160)
Ending Balance 6-30-14	$137	$850	$113,641	$137,447
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$16	$—	$9,095	$663

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2014, securities totaling $2,096 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$137	Broker	Broker quotes
Warrants	850	Broker	Broker quotes
Corporate Debt Securities	113,641	Third-party valuation service	Broker quotes
Loans	137,447	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,312,474

Gross unrealized appreciation	95,580
Gross unrealized depreciation	(9,525)

Net unrealized appreciation	$86,055

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,272
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	2,500	2,884

		5,156

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,970

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,236
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC),
0.411%, 9–1–32 (A)	3,000	2,750
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	2,500	2,884
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,388

		10,258

California – 14.5%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,159
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,543
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.953%, 4–1–45 (A)	4,000	4,041
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.160%, 4–1–45 (A)	8,500	8,556
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,452
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC),
5.500%, 12–1–16	10	11
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,439
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,339
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	4,171
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,140

CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	2,085	2,279
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1–1–22	1,500	1,607
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–33	1,000	1,006
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,789
6.350%, 7–1–46	970	1,004
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	170	195
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,104
5.250%, 9–1–26	3,500	4,155
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,892
5.750%, 4–1–31	5,000	5,883
6.000%, 3–1–33	1,000	1,206
5.000%, 4–1–37	5,000	5,559
6.000%, 11–1–39	4,500	5,413
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	8,000	9,006
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	865
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9–1–24	2,000	2,376
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp,
5.750%, 2–1–30	2,000	2,199
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A,
0.471%, 3–1–34 (A)	2,000	2,002
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–29	1,500	1,691
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,522
0.000%, 8–1–32 (B)	5,000	2,154
0.000%, 8–1–33 (B)	5,000	2,011
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	2,750	2,880
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,421
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,677
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,079

Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC):
5.500%, 8–1–29	3,800	3,818
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	566
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,066
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,746
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,191
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	599
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,172
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5–15–34	3,500	3,953
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC),
5.500%, 5–15–20	1,500	1,503
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,187
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,376

		122,008

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,340
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,500	1,642
7.400%, 12–1–38	1,000	1,123
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,129
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,159
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	715	741
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,489
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	3,037
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,900

		21,560

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,833

District Of Columbia – 1.1%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,508
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	6,500	7,205

		9,713

Florida – 6.7%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,751
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,165
Citizens Ppty Ins Corp., Sr Secured Bonds, Ser 2012A-1,
1.310%, 6–1–15 (A)	4,500	4,537
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	4,058
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004,
5.250%, 8–15–24	5,000	5,032
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,258
Miami–Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,796
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,306
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,717
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,953
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	6,057
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,958
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,645
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,907
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,099
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,765
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,250	2,619

		55,623

Georgia – 1.8%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,452
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,716

Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	3,000	3,271
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,582
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012, (Insured by AGM):
3.000%, 1–1–16	1,050	1,089
3.000%, 1–1–17	500	527
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,486

		15,123

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	894
5.750%, 9–1–20	1,000	1,202
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,248

		4,344

Illinois – 4.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,750	1,765
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	1,500	1,553
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	1,000	1,145
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,680
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	3,002
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,896
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,204
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	8,750	9,062
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013,
5.000%, 6–15–26	1,700	1,967
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,306
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	445
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,948

		33,973

Indiana – 1.1%
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC),
7.400%, 7–1–15	3,255	3,365

IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC),
7.400%, 7–1–15	5,520	5,706

		9,071

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,065
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,947
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,181
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	950

		7,143

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,187
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,257
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4 (Insured by GNMA/FNMA),
5.625%, 6–1–36	305	308
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	660

		6,412

Kentucky – 0.9%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,066
6.500%, 3–1–45	2,000	2,260

		7,326

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,089
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	6,001
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,128
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,376
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,130
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,725
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,658

New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,237
5.000%, 12–1–27	1,500	1,667

		19,011

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	1,145	1,261

Maryland – 1.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,863
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.931%, 5–15–38 (A)	5,460	5,483
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,549

		8,895

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,410	2,635
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	685	733
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,070
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,750
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
0.420%, 2–1–17 (A)	6,000	6,010

		12,198

Michigan – 1.8%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,090
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,602
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	5,083
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,236
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,291

		15,302

Minnesota – 0.7%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,065
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,181
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,303

		5,549

Missouri – 1.2%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,051
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,265	2,267
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,410
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,083
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,612
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	830
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	1,895	131

		10,384

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,069

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,460
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,065

		5,525

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,767
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,100
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,325
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1–1–36	435	456

		5,648

New Jersey – 5.9%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC):
5.250%, 1–1–18	1,860	1,929
5.250%, 1–1–23	1,350	1,392
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,956
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,172

NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I,
5.250%, 9–1–24	2,250	2,270
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,907
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I,
1.660%, 3–1–28 (A)	12,000	11,825
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,296
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,576
5.500%, 12–1–21	1,145	1,336
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,619
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D,
0.105%, 1–1–30 (A)	6,625	6,162
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	10,000	2,686
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	4,134
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,214
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	3,024

		49,498

New Mexico – 0.2%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	535	563
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	1,265	1,302

		1,865

New York – 5.2%
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,125	1,247
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
0.374%, 12–1–23 (A)	4,350	4,074
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.088%, 5–1–34 (A)	8,000	6,840
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,000	2,084
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,865
0.000%, 3–1–26 (B)	2,685	1,748
0.000%, 3–1–27 (B)	2,500	1,543
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I,
5.000%, 5–1–29	2,600	3,011
NYC, GO Bonds, Ser 2003A,
5.750%, 8–1–14	165	165
NYC, GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,269

Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	5,094
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	520	520
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	3,505	3,507
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	8,500	9,918

		43,885

North Carolina – 0.7%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,174
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	2,450	2,510
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,121
5.750%, 1–1–39	1,000	1,102

		5,907

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,152
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,260
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	4,963
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,092
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,197
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	550	577

		12,241

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	305	314
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,137

		1,451

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,140

Pennsylvania – 5.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,162

Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,237
6.000%, 6–1–36	2,750	3,041
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,710
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	813
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,797
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,446
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,456
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	8,500	8,866
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,845
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,742
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	11,784

		49,899

Puerto Rico – 2.7%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	1,500	1,282
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.500%, 7–1–39	7,500	5,283
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	995
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	3,500	2,367
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	4,250	1,884
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–33	5,000	2,303
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	2,680	1,187
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	1,750	1,062
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8–1–32 (B)	5,000	4,019
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	4,500	2,658

		23,040

Rhode Island – 0.7%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,794

RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	3,570	3,936

		5,730

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,607

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	760	810

Tennessee – 1.3%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	848
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,603
5.750%, 7–1–20	1,330	1,576
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,117
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,858

		11,002

Texas – 11.9%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,234
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,552
Cap Area Cultural Ed Fac Fin Corp., Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,146
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,103
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,956
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,915
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	3,140
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,819
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC),
5.750%, 11–15–15	1,500	1,504
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	1,004
6.000%, 2–15–33	500	502
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.660%, 5–15–34 (A)	3,500	3,512

Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5–15–28	2,500	2,907
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,241
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	25,000	12,580
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,125
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	4,000	4,117
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,050
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,721
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,175
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,347
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,769
7.000%, 6–30–40	5,000	5,957
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,794
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,431
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC),
0.000%, 8–15–26 (B)	24,500	15,721
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8–15–42 (A)	4,500	4,517

		99,839

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	235	239

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,112

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,891
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,893

		4,784

Washington – 2.5%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	3,000	3,289
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,129
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	3,025
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–33	1,500	1,536
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	3,008
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	9,294

		21,281

West Virginia – 0.2%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	1,700	1,882

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,156
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,618
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,333

		5,107

Wyoming – 0.1%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,122

TOTAL MUNICIPAL BONDS – 87.9%		$743,796
(Cost: $680,740)

SHORT-TERM SECURITIES
Commercial Paper – 0.5%
Kroger Co. (The),
0.190%, 7–1–14 (D)	4,637	4,637

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (E)	5,626	5,626

Municipal Obligations – 9.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.030%, 7–1–14 (E)	8,000	8,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 7–1–14 (E)	2,100	2,100
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.080%, 7–7–14 (E)	1,600	1,600
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (E)	4,500	4,500

Dev Auth of Gwinnet Cnty, Rec Zone Fac Bonds (Nilhan Hosp, LLC Proj), Ser 2010 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (E)	5,400	5,400
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.060%, 7–7–14 (E)	400	400
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.050%, 7–7–14 (E)	1,325	1,325
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (E)	2,500	2,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.050%, 7–7–14 (E)	1,500	1,500
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7–1–14 (E)	5,000	5,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–14 (E)	7,815	7,815
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.030%, 7–1–14 (E)	15,300	15,300
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.040%, 7–7–14 (E)	6,300	6,300
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 7–7–14 (E)	6,000	6,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.040%, 7–1–14 (E)	2,000	2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–14 (E)	3,045	3,045
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.060%, 7–7–14 (E)	3,549	3,549
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank N.A.),
0.060%, 7–7–14 (E)	6,320	6,320

		82,654

TOTAL SHORT-TERM SECURITIES – 11.0%		$92,917
(Cost: $92,917)

TOTAL INVESTMENT SECURITIES – 98.9%		$836,713
(Cost: $773,657)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		9,131

NET ASSETS – 100.0%		$845,844

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$730,794	$13,002
Short-Term Securities	—	92,917	—
Total	$—	$823,711	$13,002

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-13	$27,481
Net realized gain (loss)	413
Net unrealized appreciation (depreciation)	22
Purchases	6,194
Sales	(5,000)
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	(6,833)
Transfers out of Level 3 during the period	(9,275)
Ending Balance 6-30-14	$13,002
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$47

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$6,840	Broker	Broker quotes
	$6,162	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$773,657

Gross unrealized appreciation	77,068
Gross unrealized depreciation	(14,012)

Net unrealized appreciation	$63,056

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	$1,000	$1,137

Alaska – 0.5%
Northn Tob Securitzation Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	4,865	3,679

Arizona – 4.7%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.966%, 1–1–37 (A)	10,000	8,588
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	9,230
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,500	1,503
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,509
6.250%, 12–1–46	1,500	1,582
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	1,380	1,382
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,319
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj,
7.800%, 10–1–39	10,000	10,515

		36,628

California – 5.5%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	961
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,583
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,699
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	3,071
6.350%, 7–1–46	1,705	1,764
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,729
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,464

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	3,651
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,113
6.750%, 11–1–39	900	942
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,795
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,100
8.000%, 8–1–38	1,400	1,520
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,631
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	1,000	1,127
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	5,500	4,473

		42,623

Colorado – 8.1%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,012
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,855	5,049
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,155	1,305
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,032
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,443
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,284
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42	3,665	3,839
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,055
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,006
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	4,226
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,216
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	7,359

Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	3,931
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12–1–33	1,245	1,248
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,458
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,049	1,729
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,271	4,136
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,295	3,337

		63,665

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,253

Florida – 3.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,494
6.750%, 11–1–39	2,390	2,630
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	4,000	4,134
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,539
6.000%, 9–15–40	6,000	6,062
6.125%, 6–15–43	1,000	965
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	2,000	2,099
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	4,085

		25,008

Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,109
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,234

		6,343

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	2,940

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	467
9.000%, 11–15–44	2,000	2,343

		2,810

Illinois – 9.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	2,500	2,522

Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	3,000	2,794
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	4,500	4,599
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	2,015	2,136
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,556
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,660	4,687
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–46	7,000	6,942
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	3,064
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,421
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,615
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,698
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,095
State of IL GO Bonds,
5.500%, 7–1–38	2,000	2,182
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	4,440	3,629
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,680	4,464
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	890	979
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	3,305	3,456
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,177
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	5,160
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	7,385	6,240
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,465	2,695

		75,111

Indiana – 3.6%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,661
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	1,580	1,599
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,135	1,164
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	6,335	6,463

Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,203
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	1,000	972
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,146
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	3,918
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	2,465	2,698

		27,824

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,676

Kansas – 2.0%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,281
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,095
Cert of Part in Rental Payments for Spring Hill Golf Corp., Ser 1998A:
5.750%, 1–15–06 (C)	75	9
6.250%, 1–15–13 (C)	270	31
6.375%, 1–15–20 (C)	325	37
6.500%, 1–15–28 (C)	4,470	511
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,577
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (C)	4,287	1,544
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	2,500	2,531
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,091

		15,707

Kentucky – 1.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,192
6.500%, 3–1–45	2,500	2,825

		9,017

Louisiana – 2.3%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,128
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	11,000	11,476
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,200

		17,804

Maryland – 0.6%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,331

MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,283

		4,614

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,495
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.159%, 1–1–31 (A)	7,500	6,300

		10,795

Michigan – 4.9%
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,789
7.500%, 7–1–39	1,500	1,627
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,010
7.450%, 10–1–41	1,000	1,014
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	3,006
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	9,815	9,938
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,251
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.250%, 9–1–39	7,000	9,079
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,466
7.000%, 11–15–38	2,400	2,450

		38,630

Missouri – 7.4%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,705	3,007
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,000	2,121
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	1,700	1,700
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	565
6.125%, 12–1–36	675	567
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	808
5.625%, 4–1–27	1,500	1,342
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	665
5.500%, 10–1–31	1,500	1,255
5.550%, 10–1–36	400	324
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,694

Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,602
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28 (C)	5,700	3,564
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	2,985	3,006
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	940	1,053
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,511
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj–RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,180
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	1,500	530
0.000%, 7–15–37 (B)	2,500	840
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	619
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,460	1,491
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,800	2,843
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	2,214
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	246
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,145	4,186
6.500%, 1–1–35	3,000	3,020
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,190
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	3,790	263
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	3,096
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	6,005

		57,507

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,479
5.000%, 9–1–42	2,000	2,076

		10,555

Nevada – 1.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,767
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,541

		9,308

New Jersey – 1.5%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,070
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,240
Tob Stlmt Fin Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	8,980	6,730

		12,040

New York – 1.6%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	859
6.700%, 1–1–43	5,000	2,862
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007C,
10.000%, 1–1–28 (A)	2,905	1,663
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,800	1,788
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	5,696

		12,868

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	4,034
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,250	1,351

		5,385

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,032
6.000%, 11–15–38	4,550	4,575

		6,607

Oregon – 1.3%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	4,807
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,661

		10,468

Pennsylvania – 1.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,485
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,012

Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	6,056
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	555
7.350%, 7–1–22 (C)	3,400	1,019

		14,127

Puerto Rico – 2.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,478
5.500%, 7–1–39	3,750	2,642
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.750%, 7–1–37	1,000	676
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	887
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	13,000	5,988
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	4,378
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
5.500%, 8–1–42	1,000	778

		16,827

South Carolina – 0.7%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,737

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN), Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,720	1,757
6.900%, 5–1–29	3,750	3,794

		5,551

Texas – 16.0%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,913
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,370
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,000	663
0.000%, 1–1–40 (B)	1,500	393
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,726
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,416
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	10,991
Grand Prkwy Trans Corp., Sub Tier Toll Rev Bonds, Ser 2013B (TELA Supported),
5.000%, 4–1–53	5,000	5,365
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,368

Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,836
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–15	710	720
5.500%, 2–15–27	1,500	1,505
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,596
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,240
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,280	6,109
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,191
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,100
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,007
6.500%, 8–15–39	1,800	2,026
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	475	514
7.750%, 6–1–39	1,200	1,313
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	6,175
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,100
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	735
8.250%, 11–15–44	7,000	6,906
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,059
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	11,441
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,851
7.000%, 6–30–40	6,000	7,149
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,034
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,307
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012–A,
5.000%, 8–15–41	6,445	6,858

		125,977

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.500%, 6–1–37	2,000	2,134

Virginia – 4.8%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,512
2.000%, 10–1–48	1,265	26
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,930	5,867
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (B)	821	116
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,609
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,051
6.125%, 1–1–35	3,640	3,640
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,175	2,175
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,750
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,210
5.500%, 1–1–42	11,000	11,709

		37,665

Washington – 0.9%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,075	2,302
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,988

		7,290

Wisconsin – 0.9%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	4,544
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,106
6.125%, 6–1–39	1,000	1,098

		6,748

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,441

TOTAL MUNICIPAL BONDS – 95.4%		$745,499
(Cost: $727,562)

SHORT–TERM SECURITIES
Commercial Paper – 1.7%
Bemis Co., Inc.:
0.230%, 7–8–14 (D)	4,000	3,999
0.260%, 7–18–14 (D)	2,250	2,250
Kroger Co. (The),
0.190%, 7–1–14 (D)	4,235	4,235
USAA Capital Corp.,
0.060%, 7–1–14 (D)	3,000	3,000

		13,484

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (E)	3,847	3,847

Municipal Obligations – 0.9%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.080%, 7–7–14 (E)	1,400	1,400
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (E)	2,700	2,700
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (E)	1,000	1,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 7–7–14 (E)	2,000	2,000

		7,100

TOTAL SHORT–TERM SECURITIES – 3.1%		$24,431
(Cost: $24,432)

TOTAL INVESTMENT SECURITIES – 98.5%		$769,930
(Cost: $751,994)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		11,554

NET ASSETS – 100.0%		$781,484

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$739,199	$6,300
Short-Term Securities	—	24,431	—
Total	$—	$763,630	$6,300

During the period ended June 30, 2014, securities totaling $-* were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during period.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$751,994

Gross unrealized appreciation	56,717
Gross unrealized depreciation	(38,781)

Net unrealized appreciation	$17,936

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds (Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2014

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2014